Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.180%	600,000	600,000
Triborough Bridge & Tunnel Authority(a),(b)
Refunding Revenue Bonds
General
Subordinated Series 2018-B-3 (State Street Bank and Trust Co.)
01/01/2032	1.160%	1,485,000	1,485,000
Total			2,085,000
Total Floating Rate Notes (Cost $2,085,000)			2,085,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.2%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,133,860
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	603,755
07/01/2034	5.000%	500,000	602,095
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,208,190
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	369,234
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	185,000	192,761
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,395,574
Total			7,505,469
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 11.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	499,160
Revenue Bonds
Series 2020A
07/01/2036	4.000%	1,045,000	1,214,070
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,097,460
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,705,221
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,054,630
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,433,500
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,910,125
Total			11,914,166
Investor Owned 5.0%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,235,900
Joint Power Authority 1.0%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,072,500
Local General Obligation 23.8%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,543,941
Series 2019-A BAM
BUILD AMERICA MUTUAL ASSURANCE CO
02/01/2036	5.000%	1,000,000	1,229,980
Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,390,640
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,251,380
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	518,477
City of New Britain
Unlimited General Obligation Bonds
Series 2018B (AGM)
ASSURED GUARANTY MUNICIPAL CORP
09/01/2036	5.250%	720,000	906,012
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,423,848
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	889,005
Series 2019B AGM
02/01/2030	5.000%	450,000	580,829
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	872,940
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	594,725
08/01/2032	5.000%	500,000	593,600
City of Waterbury(c)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	5.000%	500,000	660,620
02/01/2037	4.000%	1,000,000	1,161,660
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	634,050
07/15/2035	5.000%	1,000,000	1,264,040
Series 2019A
07/15/2033	5.000%	2,500,000	3,228,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2022	5.000%	500,000	540,485
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	522,122
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,237,360
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,336,748
07/15/2025	4.750%	1,150,000	1,373,732
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	661,170
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	407,512
Total			24,823,301
Multi-Family 2.0%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,035,041
06/01/2023	5.000%	1,085,000	1,085,044
Total			2,120,085
Pool / Bond Bank 2.5%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	1,500,000	1,881,390
Green Bonds
Series 2019A
02/01/2035	4.000%	565,000	671,774
Total			2,553,164

2	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 6.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,294,437
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,197,134
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,139,186
Total			6,630,757
Refunded / Escrowed 13.7%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,390,773
04/01/2024	5.250%	1,325,000	1,390,773
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,996
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	2,920,000	3,007,688
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/21 Revenue Bonds
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,115,060
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	690,000	701,695
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	1,382,000	1,395,074
Puerto Rico Highway & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	985,502
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	2,945,000	3,242,622
Total			14,241,183
Retirement Communities 2.5%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
12/01/2031	5.000%	750,000	907,822
Mary Wade Home Issue
Series 2019A-1
10/01/2039	5.000%	500,000	552,650
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,097,240
Total			2,557,712
Single Family 6.3%
Connecticut Housing Finance Authority(f)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	1,000,000	1,041,510
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,073,090
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,062,370
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,348,025
Connecticut Housing Finance Authority(c),(f)
Refunding Revenue Bonds
Series 2020A-2
11/15/2030	2.150%	1,000,000	1,000,680
05/15/2031	2.200%	1,000,000	1,000,300
Total			6,525,975
Special Non Property Tax 4.0%
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,248,390
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,940,400
Total			4,188,790

Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 1.7%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,784,085
State General Obligation 4.9%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,259,040
Series 2018-E
09/15/2033	5.000%	1,000,000	1,257,890
Series 2019A
04/15/2036	5.000%	1,000,000	1,261,570
Series 2020A
01/15/2030	5.000%	1,000,000	1,317,600
Total			5,096,100
Water & Sewer 6.3%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,158,220
Series 2016A
11/15/2029	4.000%	500,000	577,480
11/15/2030	4.000%	400,000	459,736
11/15/2031	4.000%	100,000	114,368
11/15/2032	4.000%	440,000	501,085
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,517,933
08/01/2023	5.250%	500,000	574,500
29th Series 2014
08/01/2025	5.000%	500,000	570,215
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,134,780
Total			6,608,317
Total Municipal Bonds (Cost $96,111,278)			102,857,504

Money Market Funds 2.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(g)	1,652,097	1,652,263
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(g)	504,066	504,066
Total Money Market Funds (Cost $2,156,163)		2,156,329
Total Investments in Securities (Cost: $100,352,441)		107,098,833
Other Assets & Liabilities, Net		(2,954,247)
Net Assets		104,144,586

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2020, the total value of these securities amounted to $985,502, which represents 0.95% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $1,097,240, which represents 1.05% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
4	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020	5